Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction [Line Items]
Voyage revenues (notes 5b and 9a)	$ 122,315	$ 100,904	$ 237,621	$ 202,084
Vessel operating expenses	(33,969)	(26,001)	(62,436)	(49,389)
General and administrative expenses	(7,096)	(4,642)	(13,667)	(8,799)
Deferred and Capitalized Expenses | Bahrain LNG Joint Venture
Related Party Transaction [Line Items]
General and administrative expenses	(600)	(400)	(600)	(500)
Affiliated Entity
Related Party Transaction [Line Items]
Voyage revenues (notes 5b and 9a)	1,439	8,564	9,418	17,555
Vessel operating expenses	(5,530)	(4,264)	(11,387)	(9,580)
General and administrative expenses	(3,230)	(2,355)	(7,329)	(4,462)
Affiliated Entity | Deferred and Capitalized Expenses
Related Party Transaction [Line Items]
General and administrative expenses	$ (210)	$ 0	$ (395)	$ (507)
Parent Company | Affiliated Entity
Related Party Transaction [Line Items]
Operating lease arrangement period, lessor			10 years